Shareholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Shareholders' Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 9 — MEZZANINE EQUITY AND EQUITY

The condensed consolidated statements of shareholders’ deficit, mezzanine equity and noncontrolling interests reflect the reverse recapitalization and Business Combination as described in Note 1 — Business Description and Note 3 — Business Combination and Related Transactions. As Intuitive Machines, LLC was deemed to be the accounting acquirer in the Business Combination, all periods prior to the consummation of the Business Combination reflect the balances and activity of Intuitive Machines, LLC. The consolidated balances as of December 31, 2022 from the audited financial statements of Intuitive Machines, LLC as of that date and membership unit activity in the condensed consolidated statements of change in shareholders’ deficit, as well as mezzanine and noncontrolling interests, prior to the consummation of the Business Combination have not been retroactively adjusted.

Upon consummation of the Transactions, the Company’s capital stock consisted of (i) 8,243,750 shares of Class A Common Stock held by the Sponsor, (ii) 5,493,182 shares of Class A Common Stock issued to public shareholder, net of redemptions, (iii) 2,066,667 shares of Class A Common Stock issued as a result of the conversion of SAFE Agreements previously held by investors in Intuitive Machines, LLC, (iv) 10,566 shares of Class B Common Stock issued to Intuitive Machines, LLC Class B Unit holders, (v) 68,140,188 shares of Class C Common Stock issued to the Founders of Intuitive Machines, LLC, and (vi) 26,000 shares of Series A Preferred Stock issued to PIPE investors. In addition, 10,000,000 Earn Out Units were issued to the Intuitive Machines, LLC Founders representing contingently issuable shares of Class A Common Stock as further described in Note 3.

The table below reflects share information about the Company’s capital stock as of March 31, 2023.

	Par Value	Authorized	Issued	Treasury Stock	Outstanding
Class A Common Stock	$0.0001	500,000,000	16,021,804	(1,250,000)	14,771,804
Class B Common Stock	$0.0001	100,000,000	10,566	—	10,566
Class C Common Stock	$0.0001	100,000,000	68,140,188	—	68,140,188
Series A Preferred Stock	$0.0001	25,000,000	26,000	—	26,000
Total shares as of March 31, 2023		725,000,000	84,198,558	(1,250,000)	82,948,558

Class A Common Stock

Each holder of Class A Common Stock is entitled to one vote for each share of Class A Common Stock held of record in person or by proxy on all matters submitted to a vote of the holders of Class A Common Stock, whether voting separately as a class or otherwise. Class A Common Stock has rights to the economics of the Company and to receive dividend distributions, subject to applicable laws and the rights and preferences of holders of Series A Preferred Stock or any other series of stock having preference over or participation rights with Class A Common Stock. In the event of liquidation, dissolution or winding up of the affairs of Company, Class A Common Stock has rights to assets and funds of the Company available for distribution after making provisions for preferential and other amounts to the holders of Series A Preferred Sock or any other series of stock having preference over or participation rights with Class A Common Stock.

Class B Common Stock

Each holder of Class B Common Stock is entitled to one vote for each share of Class B Common Stock held of record in person or by proxy on all matters submitted to a vote of the holders of Class B Common Stock, whether voting separately as a class or otherwise. Class B Common Stock does not have rights to the economics of the Company nor to receive dividend distributions, except in limited circumstances. In the event of liquidation, dissolution or winding up of the affairs of the Company, Class B Common Stock holders are entitled to receive par value per share only. Class B Common Stock ownership is limited only to Intuitive Machines, LLC members in an amount not to exceed at any time the aggregate number of Intuitive Machines, LLC Common Units held of record by such member.

Class C Common Stock

Each holder of Class C Common Stock is entitled to three votes for each share of Class C Common Stock held of record in person or by proxy on all matters submitted to a vote of the holders of Class C Common Stock, whether voting separately as a class or otherwise. Class C Common Stock does not have rights to the economics of the Company nor to receive dividend distributions, except in limited circumstances. In the event of liquidation, dissolution or winding up of the affairs of the Company, Class C Common Stock holders are entitled to receive par value per share only. Class C Common Stock ownership is limited only to Intuitive Machines, LLC Founders in an amount not to exceed at any time the aggregate number of Intuitive Machines, LLC Founder Common Units held of record by such founder. The Intuitive Machines, LLC Founders are Dr. Kamal Ghaffarian, Stephen A. Altemus and Timothy Crain and their permitted transferees.

Class B and C Common Stock Conversions to Class A Common Stock

After the expiration of the applicable lock-up Period, holders of certain Intuitive Machines, LLC Common Units will be permitted to exchange their Intuitive Machines, LLC Common Units (along with the cancellation of the paired share of Class B Common Stock or share of Class C Common Stock) for shares of Class A Common Stock on a one-for-one basis (subject to customary conversion rate adjustments for stock splits, stock dividends and reclassifications) or at the Company’s election (determined by a majority of our directors who are disinterested with respect to such determination), cash from a substantially concurrent public offering or private sale in an amount equal to the net amount, on a per share basis, of cash received as a result of such public offering or private sale.

Series A Preferred Stock (Mezzanine Equity)

The Series A Preferred Stock votes together with the Company’s Common Stock on an as-converted basis, except as required by law and under certain protective provisions. Each holder of Series A Preferred Stock shall be entitled to cast the number of votes equal to the number of whole shares of Class A Common Stock into which the shares of Series A Preferred Stock are convertible. The Series A Preferred Stock pays dividends, semi-annually at the rate of 10% of the original price per share, plus the amount of previously accrued, but unpaid dividends, compounded semi-annually, and participates with our Common Stock on all other dividends. Accrued dividends may be paid (i) in cash, (ii) subject to satisfaction of certain equity conditions, in shares of Class A Common Stock or (iii) accumulated, compounded and added to the liquidation preference described below.

Upon any liquidation or deemed liquidation event, the holders of Series A Preferred Stock will be entitled to receive out of the available proceeds, before any distribution is made to holders of Common Stock or any other junior securities, an amount per share equal to the greater of (i) 100% of the Accrued Value (as defined in the Certificate of Designation) or (ii) such amount per share as would have been payable had all shares of Series A Preferred Stock been converted into Class A Common Stock immediately prior to the liquidation event.

Each share of Series A Preferred Stock will be convertible at the holder’s option into shares of Class A Common Stock at an initial conversion ratio determined by dividing the Accrued Value (as defined in the Certificate of Designation) of such shares of Series A Preferred Stock by the conversion price of $12.00 per share subject to adjustment in accordance with the terms of the Certificate of Designation.

The Series A Preferred Stock shall be redeemable at the option of the holder commencing any time after the 5th year anniversary of the Closing at a price equal to the 100% of the sum of (i) original purchase price plus (ii) all accrued/declared but unpaid dividends.

The Series A Preferred Stock shall be redeemable at the Company’s option commencing any time (A) after the 3rd year anniversary of the Closing at a price equal to the 115% of the Accrued Value, (B) after the 4th anniversary of the Closing at a price equal to the 110% of the Accrued Value and (C) after the 5th anniversary of the Closing at a price equal to the 100% of the Accrued Value.

Redeemable Noncontrolling Interests

As of March 31, 2023, the prior investors of Intuitive Machines, LLC owns 82.2% of the common units of Intuitive Machines, LLC. The prior investors of Intuitive Machines, LLC have the right to exchange their common units in Intuitive Machines, LLC (along with the cancellation of the paired shares of Class B Common Stock or Class C Common Stock in Intuitive Machines, Inc.) for shares of Intuitive Machines, Inc.’s Class A Common Stock on a one-to-one basis or cash proceeds for an equivalent amount. The option to redeem Intuitive Machines, LLC’s common units for cash proceeds must be approved by the Board of Intuitive Machines, Inc., which as of March 31, 2023, is controlled by the prior investors. The ability to put common units is solely within the control of the holder of the redeemable noncontrolling interests. If the prior investors elect the redemption to be settled in cash, the cash used to settle the redemption must be funded through a private or public offering of Class A Common Stock and subject to the Company’s Board approval.

The financial results of Intuitive Machines, LLC and its subsidiaries are consolidated with Intuitive Machines, Inc., with the redeemable noncontrolling interests’ share of our net loss separately allocated.

Inflection Point Acquisition Corp. [Member]
Shareholders' Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 7. SHAREHOLDERS’ EQUITY

Preference Shares

The Company is authorized to issue 5,000,000 preference shares with a par value of $0.0001 per share. At December 31, 2022 and 2021, there were no preference shares issued or outstanding.

Class A Ordinary Shares

The Company is authorized to issue 500,000,000 Class A ordinary shares with a par value of $0.0001 per share. Holders of Class A ordinary shares are entitled to one vote for each share. At December 31, 2022 and 2021, there were 1,386,989 Class A ordinary shares issued and outstanding, excluding 31,588,011 Class A ordinary shares subject to possible redemption.

Class B Ordinary Shares

The Company is authorized to issue 50,000,000 Class B ordinary shares with a par value of $0.0001 per share. Holders of the Class B ordinary shares are entitled to one vote for each ordinary share. On February 3, 2021, the Sponsor paid $25,000, or approximately $0.003 per share, to cover certain offering and formation costs in consideration for 7,187,500 Founder Shares. On March 5, 2021, the Company effected a 1.2 to 1 share recapitalization with respect to its Class B ordinary shares, resulting in the Sponsor holding an aggregate of 8,625,000 Founder Shares. Up to 1,125,000 Founder Shares were subject to forfeiture by the Sponsor depending on the extent to which the underwriters’ over-allotment option was exercised. On October 29, 2021, as a result of the partial exercise of the over-allotment option, the Sponsor forfeited 381,250 of these shares and the remaining Class B ordinary shares are no longer subject to forfeiture. At December 31, 2022 and 2021, there were 8,243,750 Class B ordinary shares issued and outstanding.

Prior to the closing of the Company’s Initial Business Combination, only holders of the Class B ordinary shares will be entitled to vote on continuing the Company in a jurisdiction outside the Cayman Islands (including any special resolution required to amend the constitutional documents of the Company or to adopt new constitutional documents of the Company, in each case, as a result of the Company approving a transfer by way of continuation in a jurisdiction outside the Cayman Islands). On all other matters submitted to a vote of the Company’s shareholders, holders of Class A ordinary shares and holders of Class B ordinary shares will vote together as a single class except as required by law. Unless specified in the Company’s amended and restated memorandum and articles of association, or as required by applicable provisions of the Companies Act (As Revised) of the Cayman Islands or applicable stock exchange rules, the affirmative vote of a majority of the Company’s ordinary shares that are voted is required to approve any such matter voted on by its shareholders.

The Class B ordinary shares will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of the Initial Business Combination on a one-for-one basis, subject to adjustment for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional Class A ordinary shares or equity-linked securities are issued or deemed issued in connection with the Initial Business Combination, the number of Class A ordinary shares issuable upon conversion of all Founder Shares will equal, in the aggregate, 20% of the total number of Class A ordinary shares outstanding after such conversion (after giving effect to any redemptions of Public Shares by Public Shareholders), including the total number of Class A ordinary shares issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the Initial Business Combination (including the Forward Purchase Shares), excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, or to be issued, to any seller in the Initial Business Combination and any Private Placement Warrants issued to the Sponsor, officers or directors upon conversion of working capital loans; provided that such conversion of Founder Shares will never occur on a less than one-for-one basis.